Employee Benefits - Maturity of Expected Benefit Payments (Detail) ₩ in Millions	Dec. 31, 2025 KRW (₩)
Disclosure of defined benefit plans [line items]
Benefits to be paid	₩ 4,073,169
Less than 1 year [member]
Disclosure of defined benefit plans [line items]
Benefits to be paid	282,046
1 year - 5 years [member]
Disclosure of defined benefit plans [line items]
Benefits to be paid	933,451
5 years - 10 years [member]
Disclosure of defined benefit plans [line items]
Benefits to be paid	795,447
10 years - 20 years [member]
Disclosure of defined benefit plans [line items]
Benefits to be paid	1,389,605
After 20 years [member]
Disclosure of defined benefit plans [line items]
Benefits to be paid	₩ 672,620